UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment □; Amendment Number: ______________

This Amendment (Check only one.): □ is a restatement.
□ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Keane Capital Management, Inc.
Address; 3440 Torringdon Way, Suite 308
Charlotte, North Carolina 28277

Form 13F File Number: 28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Ted Slack
Title: Controller & Chief Compliance Officer
Phone: (704) 973-4022

Signature, Place, and Date of Signing:

/s/ Ted Slack	Charlotte, North Carolina	May 15, 2008
Signature	City, State	Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	$8,709 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CONFIDENTIAL

Name of Issuer	Issuer Class	CUSIP	Value (x1000)	Shs or Pm Amt	SH/ PRN	Put/ Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
Life Sciences Research, Inc.	Com	532169109	8,709	311,033	SH		Sole		311,033		